DIRECT COSTS - Schedule of Lists of Direct Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Cost of sales	$ 37,506	$ 26,461
Compensation	3,954	2,795
Selling, general and administrative expenses	1,765	1,339
Property taxes, sales taxes and other	2,294	1,793
Total	$ 45,519	$ 32,388